Subsequent Events	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after March 31, 2025 up through the date the Company issued the consolidated financial statements. There were no other subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements, unless as disclosed below.

The short-term borrowings from Bank of China in the PRC were fully repaid on May 22, 2025.

On May 22, 2025, the Company entered into a one-year loan agreement with Bank of China (PRC) for RMB 10,000,000, maturing on May 19, 2026. The annual interest rate is 2.6%. The loan is:

i)	Guaranteed by Suqin Li who is the Director and Chief Executive Officer of the Company, her husband and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs;

ii)	Secured by properties owned by Suqin Li and her husband.

On July 22, 2025, the Company closed its initial public offering (“IPO”) of 2,500,000 ordinary shares at US$6.00 per share for total gross proceeds of US$15,000,000, before deducting underwriting discounts and other offering expenses.